Trade and other payables (Details - Trade and other payables) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trade payables	€ 2,952	€ 257
Accruals	6,000	0	0	€ 0
Other payables	30,804	600,000
Trade and other payables	€ 39,756	€ 600,257